Reverse Capitalization and Business Combination (Tables)	12 Months Ended
Jun. 30, 2022
Reverse Capitalization And Business Combination [Abstract]
Summary of Shares Outstanding Consummation of the Merger	The number of shares of Common Stock of Tritium DCFC Limited issued immediately following the consummation of the Merger was as follows:

	Number of Shares	Amounts (US$’000)
Common Stock of DCRN, outstanding prior to the Merger	50,312,500	—
Less redemption of DCRN shares	(34,931,806)	—
DCFC shares issued to legacy of DCRN stockholders, in exchange of DCRN’s shares	15,380,694	53,183
Shares issued in PIPE	2,500,000	15,000
Total shares issued to legacy DCRN stockholders and PIPE funding shares	17,880,694	68,183
DCFC shares issued to legacy Tritium stockholders, in exchange for Tritium’s shares	120,000,000	139,762
Total shares of common stock, immediately after Merger	137,880,694	207,945

Summary of Fair Value of Net Assets of the Acquiree	The table below presents the net deemed fair value attributable to the acquisition of DCRN and its impact on the consolidated statement of changes of shareholders deficit:

Description	Amounts (US$’000)
DCRN net cash acquired	53,183
DCRN historical accumulated losses	(51,598)
DCRN transaction costs capitalised	(14,335)
Conversion of DCRN Class A and Class B shares into DCFC Common Stock, representing the fair value of consideration issued in exchange of DCRN’s common stock	(12,750)

Summary of Historical Capital on Merger	This has resulted in the following impact on the historical share capital:

	Legacy Tritium Holdings at June 30, 2021	Restated Tritium DCFC at June 30, 2021	Legacy Tritium Holdings at June 30, 2020	Restated Tritium DCFC at June 30, 2020	Legacy Tritium Holdings at June 30, 2019	Restated Tritium DCFC at June 30, 2019
Common shares	73,254,797	107,806,361	69,948,799	102,941,047	62,071,451	91,348,247
Treasury shares	(5,361,826)	(7,890,800)	(2,055,828)	(3,025,486)	(2,055,828)	(3,025,486)
Class C shares	5,468,249	8,052,499	5,468,249	8,052,499	5,468,249	8,052,499